Fair Value of Financial Instruments	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Fair Value of Financial Instruments [Abstract]
Fair Value of Financial Instruments

Note 19 — Fair Value of Financial Instruments

The Company’s estimates of fair value for financial assets and financial liabilities are based on the framework established in ASC 820. The framework is based on the inputs used in valuation and gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The disclosure of fair value estimates in the ASC 820 hierarchy is based on whether the significant inputs into the valuation are observable. In determining the level of the hierarchy in which the estimate is disclosed, the highest priority is given to unadjusted quoted prices in active markets and the lowest priority to unobservable inputs that reflect the Company’s significant market assumptions. We classified our financial instruments measured at fair value on a recurring basis in the following valuation hierarchy.

The Company’s assets measured at fair value consisted of the following at June 30, 2023 and December 31, 2022:

	Fair Value at June 30, 2023
	Total	Level 1	Level 2	Level 3
Assets:
Investments in equity securities	1,414	1,403	—	11
Total assets	$1,414	$1,403	$—	$11
	Fair Value at December 31, 2022
	Total	Level 1	Level 2	Level 3
Assets:
Investments in equity securities	330	319	—	11
Total assets	$330	$319	$—	$11

The following is a discussion of the valuation methodologies used for the Company’s assets measured at fair value.

Investments in equity securities are marked to market based on the respective publicly quoted market prices of the equity securities adjusted for liquidity. The fair value for Level 1 equity investments was determined using quoted prices of the security in active markets. The fair value for Level 3 equity investments was determined using a pricing model with certain significant unobservable market data inputs.

Investments in debt securities are valued using an option pricing model under the income approach methodology as the investment does not have observable inputs of identical or comparable instruments.

The Company noted that there was no change in Level 3 instruments for which significant unobservable inputs were used to determine fair value for the three months ended June 30, 2023. The following table is a reconciliation of assets for Level 3 investments for which significant unobservable inputs were used to determine fair value for the three months ended June 30, 2023:

Level 3
Level 3 Investments
Balance at January 1, 2023	$11
Unrealized loss on equity securities	—
Balance at June 30, 2023	$11

Note 26 — Fair Value of Financial Instruments

The Company’s estimates of fair value for financial assets and financial liabilities are based on the framework established in ASC 820. The framework is based on the inputs used in valuation and gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The disclosure of fair value estimates in the ASC 820 hierarchy is based on whether the significant inputs into the valuation are observable. In determining the level of the hierarchy in which the estimate is disclosed, the highest priority is given to unadjusted quoted prices in active markets and the lowest priority to unobservable inputs that reflect the Company’s significant market assumptions. We classified our financial instruments measured at fair value on a recurring basis in the following valuation hierarchy.

The Company’s assets measured at fair value consisted of the following at December 31, 2022 and December 31, 2021:

	Fair Value at December 31, 2022
	Total Fair Value	Level 1 – Quoted Prices in Active Markets for Identical Assets	Level 2 – Significant Other Observable Inputs	Level 3 – Significant Unobservable Inputs
Assets:
Short-term investments	$—	$—	$—	$—
Investments in equity securities	330	319	—	11
Total assets	$330	$319	$—	$11
	Fair Value at December 31, 2021
	Total Fair Value	Level 1 – Quoted Prices in Active Markets for Identical Assets	Level 2 – Significant Other Observable Inputs	Level 3 – Significant Unobservable Inputs
Assets:
Related party loan-held for sale (net)	$—	$—	$—	$—
Short-term investments	43,125	43,125	—	—
Investments in equity securities	1,838	—	—	1,838
Total assets	$44,963	$43,125	$—	$1,838

The following is a discussion of the valuation methodologies used for the Company’s assets measured at fair value.

Short-term investments represent U.S. treasury bills with maturities greater than three months. The fair value of the U.S. treasury bills are based on quoted market prices in active markets and are included in the Level 1 fair value hierarchy. The market for U.S. treasury bills is an actively traded market given the high level of daily trading volume. All U.S. treasury bills were sold by the Company during the year ended December 31, 2022.

Investments in equity securities are marked to market based on the respective publicly quoted market prices of the equity securities adjusted for liquidity. The fair value for Level 1 equity investments was determined using quoted prices of the security in active markets. The fair value for Level 3 equity investments was determined using a pricing model with certain significant unobservable market data inputs.

Investments in debt securities are valued using an option pricing model under the income approach methodology as the investment does not have observable inputs of identical or comparable instruments.

The following table is a reconciliation of assets for Level 3 investments for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2022 (in thousands):

Level 3
Level 3 Investments
Balance at beginning of year	$1,838
Transfers in – FOXO Technologies, Inc. convertible note	6,050
Transfers in – FOXO Technologies, Inc. original issue discount on convertible note	(550)
Amortization of original issue discount on convertible note	206
Change in fair value on debt securities	791
Transfers out – FOXO Technologies, Inc. conversion of note to marketable equity securities	(6,497)
Unrealized loss on equity securities	(1,827)
Balance at end of year	$11

The following table is a reconciliation of assets for Level 3 investments for which significant unobservable inputs were used to determine fair value for the year ended December 31, 2021 (in thousands):

Level 3
Level 3 Investments
Balance at beginning of year	$—
Transfers in-Sysorex Securities Settlement Agreement
Benefit (provision) for valuation allowance on related party loan – held for sale	7,461
Interest income (expense), net	1,627
Gain on related party loan held for sale	49,817
Unrealized loss on equity securities	(57,067)
Balance at end of year	$1,838